Employee Benefit Plans - Additional Information (Detail) (USD $) In Millions, unless otherwise specified	1 Months Ended	3 Months Ended		9 Months Ended
	Jun. 30, 2013	Sep. 30, 2013	Sep. 30, 2012	Sep. 30, 2013	Sep. 30, 2012
Compensation And Retirement Disclosure [Abstract]
Reduced pension liabilities				$ 13.9
Reduced pension liabilities, net of income tax				8.6
Curtailment and settlement loss recognized				(0.3)	1.4
Curtailment gain on pension plan	$ 0.3